Stock-Based Compensation - Fair Value of Options (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate (5 year Treasury)	1.49%	1.52%		1.74%
Risk free interest rate minimum(5 year Treasury)			1.52%
Risk free interest rate maximum (5 year Treasury)			1.68%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term (years)	5 years	5 years	5 years	5 years
Expected volatility	40.10%	47.10%		51.40%
Expected volatility minimum			40.60%
Expected volatility maximum			47.10%